Carrying Amounts and Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair value measurements, recurring basis
Assets measured at fair value on a recurring basis are as follows as of December 31, 2014:

Assets:	Quoted Market Price In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
FHLB Securities	$—	$13,246,661	$—
FFCB Securities	—	5,667,994	—
FNMA Bonds	—	1,004,381	—
SBA Bonds	—	108,126,694	—
Tax Exempt Municipal Bonds	—	62,495,423	—
Mortgage-Backed Securities	—	238,852,713	—
Equity Securities	—	306,674	—
Total	$—	$429,700,540	$—

Assets measured at fair value on a recurring basis are as follows as of December 31, 2013:

Assets:	Quoted Market Price In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
FHLB Securities	$—	$12,670,450	$—
FFCB Securities	—	5,366,180	—
FNMA Bonds	—	1,974,930	—
SBA Bonds	—	100,823,985	—
Tax Exempt Municipal Bonds	—	61,315,122	—
Mortgage-Backed Securities	—	248,596,535	—
Equity Securities	—	256,250	—
Total	$—	$431,003,452	$—

Fair value measurements, nonrecurring basis
The table below presents assets and liabilities measured at fair value on a nonrecurring basis as of December 31, 2014 and 2013, aggregated by the level in the fair value hierarchy within which those measurements fall.

Assets:	Level 1	Level 2	Level 3	At December 31, 2014
Mortgage Loans Held For Sale	$—	$1,864,999	$—	$1,864,999
Collateral Dependent Impaired Loans (1)	—	—	19,772,955	19,772,955
Foreclosed Assets	—	—	3,229,710	3,229,710
Total	$—	$1,864,999	$23,002,665	$24,867,664

(1) IMPAIRED LOANS ARE REPORTED NET OF SPECIFIC RESERVES OF $475,000

Assets:	Level 1	Level 2	Level 3	At December 31, 2013
Mortgage Loans Held For Sale	$—	$1,234,158	$—	$1,234,158
Collateral Dependent Impaired Loans (1)	—	—	30,252,256	30,252,256
Foreclosed Assets	—	—	3,947,226	3,947,226
Total	$—	$1,234,158	$34,199,482	$35,433,640

(1) IMPAIRED LOANS ARE REPORTED NET OF SPECIFIC RESERVES OF

Significant unobservable inputs used in the fair value measurements
For Level 3 assets and liabilities measured at fair value on a recurring or non-recurring basis as of December 31, 2014, the significant unobservable inputs used in the fair value measurements were as follows:

	Fair Value		Significant
	December 31,	Valuation	Unobservable
	2014	Technique	Inputs	Range
Collateral Dependent Impaired Loans	$19,772,955	Appraised Value	Discount Rates/ Discounts to Appraised Values	0% - 70%
Foreclosed Assets	3,229,710	Appraised Value/Comparable Sales	Discount Rates/ Discounts to Appraised Values	14% - 80%

Summary of the carrying value and estimated fair value of financial instruments
The following tables are a summary of the carrying value and estimated fair value of the Company’s financial instruments as of December 31, 2014 and 2013 presented in accordance with the applicable accounting guidance.

	December 31, 2014
	Carrying	Fair Value
(In Thousands)	Amount	Total	Level 1	Level 2	Level 3
Financial Assets:
Cash And Cash Equivalents	$10,193	$10,193	$10,193	$—	$—
Certificates of Deposits With Other Banks	2,095	2,095	—	2,095	—
Investment And Mortgage-Backed Securities	429,701	429,701	—	429,701	—
Loans Receivable, Net	339,874	340,368	—	—	340,368
FHLB Stock	3,145	3,145	3,145	—	—

Financial Liabilities:
Deposits:
Checking, Savings, And Money Market Accounts	$406,864	$406,864	$406,864	$—	$—
Certificate Accounts	253,251	253,300	—	253,300	—
Advances From FHLB	52,900	55,646	—	55,646	—
Other Borrowed Money	8,523	8,523	8,523	—	—
Junior Subordinated Debentures	5,155	5,155	—	5,155	—
Senior Convertible Debentures	6,084	6,084	—	6,084	—